Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Revenue from Contracts with Customers
i)	Revenue streams

	2021	2020	2019
(in $ millions)	$	$	$
Deliveries	148	5	(638)
Mobility	456	438	9
Financial services	27	(10)	(229)
Enterprise and new initiatives	44	36	13

	675	469	(845)

ii)	Geographic information

	2021	2020	2019
(in $ millions)	$	$	$
Singapore	283	246	(30)
Malaysia	108	91	92
Philippines	81	51	39
Thailand	76	57	(19)
Rest of Southeast Asia	127	24	(927)

	675	469	(845)